Environmental Trust Funds (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Environmental Trust Funds [Line Items]
Balance at beginning of the year	$ 98.8	$ 88.1
Contributions	10.7	11.1
Interest earned	1.2	1.1	$ 0.8
Translation adjustment	(1.1)	(1.5)
Balance at end of the year	109.6	98.8	$ 88.1
South Africa
Schedule of Environmental Trust Funds [Line Items]
Term deposit	20.7	20.0
Ghana
Schedule of Environmental Trust Funds [Line Items]
Cash deposit	$ 88.9	$ 78.8